UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 9, 2001

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: 83,720

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/27/04       Conv Bonds       008474AA6      461   622000 SH       SOLE                   622000
Altera                         Common Stocks    021441100      882    41130 SH       SOLE                    41130
American Superconductor        Common Stocks    030111108      455    28325 SH       SOLE                    28325
Anadarko Petroleum             Common Stocks    032511107     1912    30450 SH       SOLE                    30450
Analog Devices                 Common Stocks    032654105      802    22130 SH       SOLE                    22130
Applied Films                  Common Stocks    038197109     2790   241310 SH       SOLE                   241310
Avteam, Inc.                   Common Stocks    054527205      208   151300 SH       SOLE                   151300
Barrick Gold                   Common Stocks    067901108     1438   100610 SH       SOLE                   100610
Bear Stearns Companies         Common Stocks    073902108     1410    30825 SH       SOLE                    30825
CEC Entertainment              Common Stocks    125137109     1604    36170 SH       SOLE                    36170
Circuit City                   Common Stocks    172737108     1113   104990 SH       SOLE                   104990
Claire's Stores                Common Stocks    179584107     1286    72640 SH       SOLE                    72640
CMS Energy                     Common Stocks    125896100     1436    48525 SH       SOLE                    48525
CNF, Inc.                      Common Stocks    12612W104     1177    40725 SH       SOLE                    40725
Coherent                       Common Stocks    192479103     1782    50200 SH       SOLE                    50200
COR Therapeutics               Common Stocks    217753102      667    29650 SH       SOLE                    29650
Cryolife                       Common Stocks    228903100     1781    68700 SH       SOLE                    68700
Delta & Pine Land Co.          Common Stocks    247357106     1636    67875 SH       SOLE                    67875
Developers Diversified Realty  Common Stocks    251591103      896    60950 SH       SOLE                    60950
Electro Scientific Industries  Common Stocks    285229100     1671    59545 SH       SOLE                    59545
Equity Residential Prop Trust  Common Stocks    29476L107      858    16500 SH       SOLE                    16500
First Industrial Realty Trust  Common Stocks    32054K103      966    30525 SH       SOLE                    30525
Fossil                         Common Stocks    349882100     1949   112150 SH       SOLE                   112150
Glacier Bancorp                Common Stocks    37637Q105     1287    88000 SH       SOLE                    88000
Hallwood Energy Pfd A          Preferred Stocks 40636X204      303    28813 SH       SOLE                    28813
International Rectifier        Common Stocks    460254105     1397    34500 SH       SOLE                    34500
ISIS Pharmaceuticals           Common Stocks    464330109      799    86400 SH       SOLE                    86400
J B Hunt Transportation        Common Stocks    445658107     1289    82475 SH       SOLE                    82475
Jack in the Box                Common Stocks    466367109     1086    36270 SH       SOLE                    36270
Jones Apparel                  Common Stocks    480074103     1851    48975 SH       SOLE                    48975
Keithley Instruments           Common Stocks    487584104      765    47225 SH       SOLE                    47225
Kennedy-Wilson                 Common Stocks    489399204      430   111025 SH       SOLE                   111025
Lehman Brothers Holdings       Common Stocks    524908100     1318    21025 SH       SOLE                    21025
Ligand Pharmaceuticals         Common Stocks    53220K207     1441   147275 SH       SOLE                   147275
Louis Dryfus Natural Gas       Common Stocks    546011107     1094    29575 SH       SOLE                    29575
Merix Corp                     Common Stocks    590049102     1078    80250 SH       SOLE                    80250
Mitcham Industries             Common Stocks    606501104     1240   206700 SH       SOLE                   206700
Pacific Sunwear                Common Stocks    694873100     1129    41050 SH       SOLE                    41050
Placer Dome                    Common Stocks    725906101     1104   127600 SH       SOLE                   127600
Plains All Amern Pipeline LP   Common Stocks    726503105     4165   186785 SH       SOLE                   186785
Plains Resources               Common Stocks    726540503     2244   106840 SH       SOLE                   106840
Pogo Producing                 Common Stocks    730448107     2195    74390 SH       SOLE                    74390
Potash Corp Saskatchewan       Common Stocks    73755L107     1980    34125 SH       SOLE                    34125
Public Storage                 Common Stocks    74460D109      759    28900 SH       SOLE                    28900
PURE Resources                 Common Stocks    74622E102     1828    94730 SH       SOLE                    94730
Quanex 6.88% 6/30/07           Conv Bonds       747620AC6      659   763000 SH       SOLE                   763000
Quiksilver                     Common Stocks    74838C106     1855    69850 SH       SOLE                    69850
Remedy Temp                    Common Stocks    759549108     1108    95325 SH       SOLE                    95325
Ribozyme                       Common Stocks    762567105      610    98525 SH       SOLE                    98525
Sawtek                         Common Stocks    805468105     1238    69525 SH       SOLE                    69525
Southwest Airlines             Common Stocks    844741108     1152    64875 SH       SOLE                    64875
Southwest Securities           Common Stocks    845224104     1890   101175 SH       SOLE                   101175
Speedway 5.75%, 9/30/03        Conv Bonds       847788AC0      677   686000 SH       SOLE                   686000
St. Mary Land & Exploration Co Common Stocks    792228108      578    24875 SH       SOLE                    24875
Stone Energy                   Common Stocks    861642106     1053    21371 SH       SOLE                    21371
Suiza Foods                    Common Stocks    865077101      971    20185 SH       SOLE                    20185
Synopsys                       Common Stocks    871607107     1177    25075 SH       SOLE                    25075
Tarrant Apparel Group          Common Stocks    876289109      224    49120 SH       SOLE                    49120
Trikon Technologies            Common Stocks    896187101     2215   218810 SH       SOLE                   218810
Ultra Petroleum                Common Stocks    903914109     1735   332400 SH       SOLE                   332400
Universal Display              Common Stocks    91347P105      828    80300 SH       SOLE                    80300
UNUM Provident                 Common Stocks    91529Y106     1365    46700 SH       SOLE                    46700
Vishay Intertechnology         Common Stocks    928298108     2521   126665 SH       SOLE                   126665
Westport Resources             Common Stocks    961415106      586    27925 SH       SOLE                    27925
Zale                           Common Stocks    988858106     1317    45400 SH       SOLE                    45400